Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Assets And Liabilities
Schedule of air values of financial assets and liabilities
				12/31/2022
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	617,356	55,500,261	2,428,997	58,546,614
Debt instruments	617,356	910,480	2,428,997	3,956,833
Balances with The Brazilian Central Bank	-	54,589,781	-	54,589,781
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	62,749,831	21,304,134	780,391	84,834,356
Debt instruments	60,482,471	1,508,342	243,808	62,234,621
Equity instruments	2,267,360	97,869	-	2,365,229
Derivatives	-	19,697,923	536,583	20,234,506
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	1,691,606	442,726	2,134,332
Equity instruments	-	211,788	28,262	240,050
Loans and advances to customers	-	1,479,818	414,464	1,894,282
Financial Assets Measured At Fair Value Through Other Comprehensive Income	52,154,497	1,767,733	1,503,441	55,425,671
Debt instruments	52,154,405	1,762,547	1,475,226	55,392,178
Equity instruments	92	5,186	28,215	33,493
Hedging derivatives (assets)	-	1,741,318	-	1,741,318
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	40,512,986	233,762	40,746,748
Trading derivatives	-	18,465,563	233,762	18,699,325
Short positions	-	22,047,423	-	22,047,423
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	8,921,518	-	8,921,518
Other financial liabilities	-	8,921,518	-	8,921,518
Hedging derivatives (liabilities)	-	-	-	-

				12/31/2021
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	601,204	15,736,825	2,520,813	18,858,842
Debt instruments	601,204	-	2,520,813	3,122,017
Balances with The Brazilian Central Bank	-	15,736,825	-	15,736,825
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	49,462,429	20,608,008	500,228	70,570,665
Debt instruments	47,582,871	19,329	150,395	47,752,595
Equity instruments	1,879,558	85,029	56,023	2,020,610
Derivatives	-	20,503,650	293,810	20,797,460
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	420,898	449,264	870,162
Equity instruments	-	98,921	378,786	477,707
Loans and advances to customers	-	321,977	70,478	392,455
Financial Assets Measured At Fair Value Through Other Comprehensive Income	98,977,403	1,662,779	601,605	101,241,787
Debt instruments	98,975,973	1,649,925	586,702	101,212,600
Equity instruments	1,430	12,854	14,903	29,187
Hedging derivatives (assets)	-	342,463	-	342,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	36,484,135	468,432	36,952,567
Trading derivatives	-	23,703,576	468,432	24,172,008
Short positions	-	12,780,559	-	12,780,559
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,459,784	-	7,459,784
Other Financial Liabilities	-	7,459,784	-	7,459,784
Hedging derivatives (liabilities)	-	446,973	-	446,973

				12/31/2020
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	588,778	57,354,806	2,956,882	60,900,466
Debt instruments	588,778	-	2,956,882	3,545,660
Balances with The Brazilian Central Bank	-	57,354,806	-	57,354,806
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,139,962	27,508,722	817,548	98,466,232
Debt instruments	68,461,854	11,848	47,097	68,520,799
Equity instruments	1,678,108	128,251	11,917	1,818,276
Derivatives	-	27,368,623	758,534	28,127,157
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	217,569	282,151	499,720
Equity instruments	-	185,790	253,122	438,912
Loans and advances to customers	-	31,779	29,029	60,808
Financial Assets Measured At Fair Value Through Other Comprehensive Income	106,456,132	1,987,234	1,297,021	109,740,387
Debt instruments	106,454,645	1,953,504	1,260,065	109,668,214
Equity instruments	1,487	33,730	36,956	72,173
Hedging derivatives (assets)	-	743,463	-	743,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	-	76,890,170	753,121	77,643,291
Trading derivatives	-	31,082,223	753,121	31,835,344
Short positions	-	45,807,947	-	45,807,947
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	7,038,467	-	7,038,467
Other Financial Liabilities	-	7,038,467	-	7,038,467
Hedging derivatives (liabilities)	-	144,594	-	144,594

Schedule of fair value hierarchy
	Fair Value 12/31/2021	Gains/ losses (Realized/Not Realized)		Transfers to Level 3		Additions / Low	Fair value 12/31/2022
Financial Assets Measured At Fair Value Through Profit Or Loss	2,520,813	(139,603)	-	(156,307)	-	204,094	2,428,997
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	462,156	140,780		(57,926)	-	197,309	780,391
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	449,264	(49,069)		(66,980)		109,511	442,726
Financial Assets Measured At Fair Value Through Other Comprehensive Income	601,604	(4,792)		325,456		581,172	1,503,441
Financial Liabilities Measured At Fair Value Through Profit Or Loss	433,583	(176,639)		(89,734)		31,703	233,762

	Fair Value 12/31/2020	Gains/ losses (Realized/Not Realized)		Transfers to Level 3		Additions / Low	Fair value 12/31/2021
Financial Assets Measured At Fair Value Through Profit Or Loss	2,956,882	99,401	-	-	-	(535,470)	2,520,813
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	817,548	(802,760)		(36,051)	-	483,419	462,156
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	282,151	78,853		-		88,260	449,264
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,297,021	(268,095)		-		(427,322)	601,604
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	753,121	(337,847)		(137,963)		156,272	433,583

	Fair Value 12/31/2019	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value 12/31/2020
Financial Assets Measured At Fair Value Through Profit Or Loss	2,627,405	83,832	(239,512)	485,157	2,956,882
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	715,548	502,596	(231,468)	(169,128)	817,548
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	27,749	100,091	125,282	29,029	282,151
Financial Assets Measured At Fair Value Through Other Comprehensive Income	951,966	(21,677)	(197,098)	563,830	1,297,021
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	564,757	500,159	(406,971)	95,176	753,121
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	1,600,000	-	-	(1,600,000)	-

Schedule of financial assets measured at other than fair value and their respective fair values
					12/31/2022
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	22,003,439	22,003,439	22,003,439	-	-
Financial Assets Measured At Amortized Cost	-	-	-	-	-
Loans and amounts due from credit institutions	20,713,315	20,713,315	-	2,439,823	18,273,492
Loans and advances to customers	488,735,746	484,362,272	-	-	484,362,272
Debt instruments	81,329,013	81,129,982	23,419,946	9,873,633	47,836,403
Balances with The Brazilian Central Bank	73,046,299	73,046,299	-	73,046,299	-
Total	685,827,812	681,255,307	45,423,385	85,359,755	550,472,167

					12/31/2021
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	16,657,201	16,657,201	16,657,201	-	-
Financial Assets Measured At Amortized Cost	-	-	-	-	-
Loans and amounts due from credit institutions	26,485,913	26,485,913	-	4,129,438	22,356,475
Loans and advances to customers	464,451,587	460,525,749	-	6,044,808	454,480,941
Debt instruments	73,125,011	74,074,095	28,472,612	12,124,154	33,477,329
Balances with The Brazilian Central Bank	69,178,841	69,178,841	-	69,178,841	-
Total	649,898,553	646,921,799	45,129,813	91,477,241	510,314,745

					12/31/2020
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	20,148,725	20,148,725	20,148,725	-	-
Financial Assets Measured At Amortized Cost	-	-	-	-	-
Loans and amounts due from credit institutions	54,072,564	54,072,564	-	715,526	53,357,038
Loans and advances to customers	393,707,229	396,878,319	-	4,530,041	392,348,278
Debt instruments	48,367,791	49,963,947	4,425,723	17,486,057	28,052,167
Balances with The Brazilian Central Bank	58,777,212	58,777,212	-	58,777,212	-
Total	575,073,521	579,840,767	24,574,448	81,508,836	473,757,483

Schedule of financial liabilities measured at other than fair value and their respective fair values
					12/31/2022
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	116,079,014	116,079,014	-	24,734,029	91,344,985
Customer deposits	489,953,489	489,920,266	-	63,223,998	426,696,268
Marketable debt securities	107,120,875	105,554,365	-	-	105,554,365
Debt instruments Eligible Capital	19,537,618	19,537,618	-	-	19,537,618
Other financial liabilities	62,593,104	62,593,104	-	-	62,593,104
Other financial liabilities	795,284,100	793,684,367	-	87,958,027	705,726,340

					12/31/2021
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	121,005,909	121,005,909	-	26,200,162	94,805,747
Customer deposits	468,961,069	468,960,950	-	60,911,279	408,049,671
Marketable debt securities	79,036,792	79,035,644	-	-	79,035,644
Debt instruments Eligible Capital	19,641,408	19,641,408	-	-	19,641,408
Other financial liabilities	61,448,516	61,448,516	-	-	61,448,516
Other financial liabilities	750,093,694	750,092,427	-	87,111,441	662,980,986

					12/31/2020
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,656,962	131,654,431	-	58,579,090	73,075,341
Customer deposits	445,813,972	445,856,090	-	55,096,002	390,760,088
Marketable debt securities	56,875,514	57,265,307	-	-	57,265,307
Subordinated Debt	13,119,660	13,119,660	-	-	13,119,660
Other financial liabilities	59,822,683	59,822,683	-	-	59,822,683
Other financial liabilities	707,288,791	707,718,171	-	113,675,092	594,043,080